SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenues from external customers	$ 531,379	$ 521,332	$ 349,055
Costs of revenue	316,977	345,709	225,386
Gross profit	214,402	175,623	123,669
Industry Automation [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	213,252	224,366	211,713
Costs of revenue	119,520	143,645	131,444
Gross profit	93,732	80,721	80,269
Railroad Transportation Equipment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	193,274	178,134	82,344
Costs of revenue	97,503	104,055	46,826
Gross profit	95,771	74,079	35,518
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	110,030	108,846	36,132
Costs of revenue	93,452	93,459	30,362
Gross profit	16,578	15,387	5,770
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	14,823	9,986	18,866
Costs of revenue	6,503	4,549	16,754
Gross profit	$ 8,320	$ 5,437	$ 2,112